Commitments - Gross Obligation Under Put Option (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Changes in Gross Obligation Under Put Option
Balance at December 31, 2022	$ 73,428
Cumulative translation adjustment	5,377
Purchase price allocation adjustments	2,455
Gross obligation adjustments	11,666
Balance at December 31, 2023	92,926
VBI
Changes in Gross Obligation Under Put Option
Balance at December 31, 2022	65,544
Cumulative translation adjustment	5,377
Purchase price allocation adjustments	0
Gross obligation adjustments	10,667
Balance at December 31, 2023	81,588
Igah IV
Changes in Gross Obligation Under Put Option
Balance at December 31, 2022	7,884
Cumulative translation adjustment	0
Purchase price allocation adjustments	2,455
Gross obligation adjustments	999
Balance at December 31, 2023	$ 11,338